Basis of Presentation and Significant Accounting Policies - Effect of restatement on balance sheets (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 13, 2020	Dec. 31, 2019		Oct. 31, 2019
Condensed Consolidated Balance Sheets
Total assets	$ 230,299,733	$ 230,754,006	$ 231,036,262	$ 231,323,610		$ 231,395,659	$ 231,466,990	$ 231,843,054	$ 231,769,236	$ 50,000
Total liabilities	25,202,318	25,224,557	19,386,072	25,358,720		22,903,099	20,557,770	18,315,099	17,812,302	27,300
Class A common stock subject to possible redemption	230,000,000			230,000,000		230,000,000	230,000,000	230,000,000	230,000,000
Preferred stock
Additional paid-in capital				0						24,425
Accumulated deficit	(24,903,160)	(24,471,126)	(18,350,385)	(24,035,685)		(21,508,015)	(19,091,355)	(16,472,620)	(16,043,641)	(2,300)
Total stockholders' deficit	(24,902,585)	(24,470,551)	(18,349,810)	(24,035,110)		(21,507,440)	(19,090,780)	(16,472,045)	(16,043,066)	22,700		$ 0
Total liabilities, cumulative preferred shares and stockholders' deficit	$ 230,299,733	230,754,006	231,036,262	$ 231,323,610		$ 231,395,659	$ 231,466,990		$ 231,769,236	$ 50,000
Common stock, shares outstanding	23,000,000			23,000,000
Class A common stock
Condensed Consolidated Balance Sheets
Class A common stock subject to possible redemption	$ 230,000,000	$ 230,000,000	$ 230,000,000
Common stock				$ 0
Total liabilities, cumulative preferred shares and stockholders' deficit								$ 231,843,054
Common stock, shares subject to possible redemption	23,000,000	23,000,000	23,000,000	23,000,000					23,000,000
Common stock, shares outstanding				0						0
Class A common stock subject to possible redemption
Condensed Consolidated Balance Sheets
Common stock, shares subject to possible redemption						23,000,000	23,000,000	23,000,000
Class B common stock
Condensed Consolidated Balance Sheets
Common stock	$ 575	$ 575	$ 575	$ 575	[1]	$ 575	$ 575	$ 575	$ 575	$ 575	[1]
Common stock, shares outstanding	5,750,000			5,750,000						5,750,000
As Previously Restated
Condensed Consolidated Balance Sheets
Total assets		230,754,006	231,036,262	$ 231,323,610		231,395,659	231,466,990	231,843,054	231,769,236
Total liabilities		25,224,557	19,386,072	25,358,720		22,903,099	20,557,770	18,315,099	17,812,302
Class A common stock subject to possible redemption				200,964,880		203,492,550	205,909,210	208,527,950	208,956,930
Additional paid-in capital		13,776,784	7,656,106	13,341,349		10,813,704	8,397,068	5,778,354	5,356,051
Accumulated deficit		(8,777,645)	(2,656,904)	(8,342,204)		(5,814,534)	(3,397,874)	(779,139)	(356,832)
Total stockholders' deficit		5,000,009	5,000,010	5,000,010		5,000,010	5,000,010	5,000,005	5,000,004
Total liabilities, cumulative preferred shares and stockholders' deficit		230,754,006	231,036,262	231,323,610		231,395,659	231,466,990		231,769,236
As Previously Restated | Class A common stock
Condensed Consolidated Balance Sheets
Class A common stock subject to possible redemption		200,529,440	206,650,180
Common stock		$ 295	$ 233	$ 290		$ 265	$ 241	215	$ 210
Total liabilities, cumulative preferred shares and stockholders' deficit								$ 231,843,054
Common stock, shares subject to possible redemption		20,052,944	20,665,018	20,096,488					20,895,693
Common stock, shares outstanding		2,947,056	2,334,982	2,903,512		2,650,745	2,409,079	2,147,205	2,104,307
As Previously Restated | Class A common stock subject to possible redemption
Condensed Consolidated Balance Sheets
Common stock, shares subject to possible redemption						20,349,255	20,590,921	20,852,795
As Previously Restated | Class B common stock
Condensed Consolidated Balance Sheets
Common stock		$ 575	$ 575	$ 575		$ 575	$ 575	$ 575	$ 575
Restatement Adjustment
Condensed Consolidated Balance Sheets
Class A common stock subject to possible redemption				29,035,120		26,507,450	24,090,790	21,472,050	21,043,070
Additional paid-in capital		(13,776,784)	(7,656,106)	(13,341,349)		(10,813,704)	(8,397,068)	(5,778,354)	(5,356,051)
Accumulated deficit		(15,693,481)	(15,693,481)	(15,693,481)		(15,693,481)	(15,693,481)	(15,693,481)	(15,686,809)
Total stockholders' deficit		(29,470,560)	(23,349,820)	(29,035,120)		(26,507,450)	(24,090,790)	(21,472,050)	(21,043,070)
Restatement Adjustment | Class A common stock
Condensed Consolidated Balance Sheets
Class A common stock subject to possible redemption		29,470,560	23,349,820
Common stock		$ (295)	$ (233)	$ (290)		$ (265)	$ (241)	(215)	$ (210)
Total liabilities, cumulative preferred shares and stockholders' deficit								$ 0
Common stock, shares subject to possible redemption		2,947,056	2,334,982	2,903,512					2,104,307
Common stock, shares outstanding		(2,947,056)	(2,334,982)	(2,903,512)		(2,650,745)	(2,409,079)	(2,147,205)	(2,104,307)
Restatement Adjustment | Class A common stock subject to possible redemption
Condensed Consolidated Balance Sheets
Common stock, shares subject to possible redemption						2,650,745	2,409,079	2,147,205
Adjustment
Condensed Consolidated Balance Sheets
Total stockholders' deficit				$ 24,035,110						$ 22,700
Adjustment | Restatement of redeemable common stock as temporary equity
Condensed Consolidated Balance Sheets
Minimum net tangible assets upon redemption of common stock subject to possible redemption	$ 5,000,001

[1]	As of December 31, 2019, this number includes up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On March 13, 2020, the underwriter exercised its over-allotment option in full; thus, the Founder Shares were no longer subject to forfeiture.